Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP0757636 - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
EBP, Statement of Net Asset Available for Benefit [Line Items]
Participant contributions	$ 79,594,130	$ 77,587,934
Employer contributions	50,728,197	50,066,786
Participant rollovers	13,673,381	15,180,781
Net appreciation in fair value of investments	155,720,234	407,070,614
Interest and dividend income	24,142,808	18,117,347
EBP, Change in Net Asset Available for Benefit, Increase	323,858,750	568,023,462
Distributions	150,061,902	136,402,345
Administrative expenses	1,003,075	911,831
EBP, Change in Net Asset Available for Benefit, Decrease	151,064,977	137,314,176
Net increase	172,793,773	430,709,286
Transfer from other plans	0	21,465,555
EBP, Net Asset Available for Benefit	$ 1,923,275,678	$ 1,750,481,905	$ 1,298,307,064